IMPAIRMENT OF ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [abstract]
Opening balance at January 1	$ 69,922	$ 74,893
Impairment	0	(4,640)
Increase (decrease) in foreign currency exchange	(4,071)	(331)
Closing balance at December 31, 2017	$ 65,851	$ 69,922